BARON

FUNDS®

Baron Partners Fund

Baron Focused Growth Fund

Baron International Growth Fund

Baron Real Estate Fund

Baron Emerging Markets Fund

Baron Energy and Resources Fund

Baron Global Advantage Fund

Baron Real Estate Income Fund

Baron Health Care Fund

Supplement dated June 29, 2018

to Statement of Additional Information dated April 30, 2018

Effective Tuesday August 28, 2018, the Statement of Additional Information of Baron Partners Fund and Baron Focused Growth Fund (the “Funds”) is modified as follows:

On page 32 of the Statement of Additional Information, the following sentences have been added under “PORTFOLIO MANAGERS:”

Michael Baron is the co-manager of Baron Partners Fund.

David Baron is the co-manager of Baron Focused Growth Fund.

On page 32 of the Statement of Additional Information, the table under “Other Accounts Managed” is deleted in its entirety and replaced with the following table:

As of December 31, 2017:

Portfolio Manager	Type of Account	Number of Additional Accounts		Total Assets (millions)		Number of Additional Accounts Subject to a Performance Fee	Total Assets Subject to a Performance Fee
Ronald Baron	Registered Investment Companies	5	(1)	$7,738	(1)	0	$0
	Other pooled investment vehicles	3		$97		0	$0
	Other Accounts	24		$622		0	$0

David Baron(2)	Registered Investment Companies	0		$0		0	$0
	Other pooled investment vehicles	1		$60		0	$0
	Other Accounts	3		$164		0	$0

Michael Baron(2)	Registered Investment Companies	0		$0		0	$0
	Other pooled investment vehicles	1		$60		0	$0
	Other Accounts	3		$164		0	$0

Michael Kass	Registered Investment Companies	1		$210		0	$0
	Other pooled investment vehicles	2		$144		0	$0
	Other Accounts	1		$423		0	$0

Neal Kaufman	Registered Investment Companies	0		$0		0	$0
	Other pooled investment vehicles	1		$60		0	$0
	Other Accounts	3		$164		0	$0

Jeffrey A. Kolitch	Registered Investment Companies	0		$0		0	$0
	Other pooled investment vehicles	0		$0		0	$0
	Other Accounts	2		$20		0	$0

James Stone	Registered Investment Companies	0		$0		0	$0
	Other pooled investment vehicles	0		$0		0	$0
	Other Accounts	0		$0		0	$0

Alex Umansky	Registered Investment Companies	1		$199		0	$0
	Other pooled investment vehicles	0		$0		0	$0
	Other Accounts	7		$38		0	$0

(1)	One account in “registered investment companies” is a fund of Baron Mutual Funds with assets of $4 million.
(2)	David Baron has been the co-manager of Baron Focused Growth Fund since August 28, 2018. Michael Baron has been the co-manager of Baron Partners Fund since August 28, 2018. The information provided in the table above for David Baron and Michael Baron is as of March 31, 2018.

On page 34 of the Statement of Additional Information, the table under “Ownership of Portfolio Managers” is deleted in its entirety and replaced with the following table:

As of December 31, 2017, the Portfolio Manager ownership of Fund shares was:

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
Ronald Baron	Baron Partners Fund	Over $1,000,000
	Baron Focused Growth Fund	Over $1,000,000

David Baron(1)	Baron Focused Growth Fund	Over $1,000,000

Michael Baron(1)	Baron Partners Fund	Over $1,000,000

Michael Kass	Baron International Growth Fund	Over $1,000,000
	Baron Emerging Markets Fund	$500,001-$1,000,000

Jeffrey A. Kolitch	Baron Real Estate Fund	Over $1,000,000
	Baron Real Estate Income Fund	$1,000,000

James Stone	Baron Energy and Resources Fund	$100,001-$500,000

Alex Umansky	Baron Global Advantage Fund	Over $1,000,000

(1)	David Baron has been the co-manager of Baron Focused Growth Fund since August 28, 2018. Michael Baron has been the co-manager of Baron Partners Fund since August 28, 2018. The information provided in the table above for David Baron and Michael Baron is as of March 31, 2018.

This information supplements the Statement of Additional Information dated April 30, 2018. This Supplement and the Statement of Additional Information constitute a current statement of additional information. To request another copy of the Prospectus and Statement of Additional Information, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.